Note 10 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Debt [Table Text Block]
Borrower(s)			December 31, 2017	June 30, 2018
A.	Credit Facility		$299,837	$-
B.	Term Loans:
	1.	Mas Shipping Co.	13,125	11,125
	2.	Montes Shipping Co. and Kelsen Shipping Co.	42,000	37,000
	3.	Costamare Inc.	25,725	22,575
	4.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	162,983	155,343
	5.	Raymond Shipping Co. and Terance Shipping Co.	105,050	99,592
	6.	Costamare Inc.	37,697	32,267
	7.	Uriza Shipping S.A.	32,500	30,333
	8.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	93,000	81,000
	9.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	24,480	22,880
	10.	Nerida Shipping Co.	17,175	16,275
	11.	Costamare Inc.	-	213,677
		Total Term-loans	553,735	722,067
		Total long-term debt	$853,572	$722,067
		Less: Deferred financing costs	(2,592)	(3,684)
		Total long-term debt, net	850,980	718,383
		Less: Long-term debt current portion	(207,516)	(138,875)
		Add: Deferred financing costs, current portion	1,198	1,774
		Total long-term debt, non-current, net	$644,662	$581,282

Schedule of Maturities of Long-term Debt [Table Text Block]
Year ending December 31,	Amount
2018	$77,997
2019	121,030
2020	313,171
2021	199,894
2022	9,975
Total	$722,067

Schedule of Financing Costs [Table Text Block]
Financing costs
Balance, January 1, 2018	$6,797
Additions	2,063
Amortization and write-off	(1,296)
Balance, June 30, 2018	$7,564
Less: Current portion of financing costs	(2,624)
Financing costs, non-current portion	$4,940